Income Taxes - Summary of Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)
Major Components Of Tax Expense Income [line items]
Current tax expense		$ 4,448	$ 3,536
Deferred tax expense:		(495)	237
Total income tax expense in consolidated net income	$ 200	$ 3,953	$ 3,773